DIVESTITURES - Disclosure of detailed information about components of assets and liabilities held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Aug. 14, 2023	Mar. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and cash equivalents	$ 0			$ 5,219
Trade and other receivables	10,099			8,598
Inventory	63,690			64,761
Prepaid expenses and other	8,720			5,617
Non-Current Assets:
Property, plant and equipment	406,294			451,335
Right of use assets	27,284			26,649	$ 29,225
Deposits on long-term assets	6,430			6,003
Liabilities:
Trade payables and accrued liabilities	94,413			115,120
Current portion of lease obligations	17,370			13,827
Non-Current Liabilities:
Deferred tax liabilities	79,017			122,468
Lease liabilities	19,332			23,756
Decommissioning liabilities	151,564			149,017	$ 153,607
Total liabilities relating to assets held-for-sale	$ 0			16,278
Divestitures [Member] | La Guitarra [Member]
Assets:
Cash and cash equivalents				5,218
Trade and other receivables				396
Inventory				437
Prepaid expenses and other			$ 35	51
Current assets				6,102
Non-Current Assets:
Mineral Interests - depletable				30,193
Mineral Interests - non-depletable				3,917
Property, plant and equipment			4,003	4,004
Right of use assets				16
Deposits on long-term assets				26
Total assets held-for-sale				44,258
Liabilities:
Trade payables and accrued liabilities				141
Current portion of lease obligations				8
Current Liabilities				149
Non-Current Liabilities:
Deferred tax liabilities				6,894
Lease liabilities				12
Decommissioning liabilities			2,951	2,951
Total liabilities relating to assets held-for-sale				10,006
Net assets held for sale			$ 34,337	34,252
Divestitures [Member] | La Parrilla [Member]
Assets:
Cash and cash equivalents				0
Trade and other receivables				0
Inventory				876
Prepaid expenses and other		$ 0		0
Current assets				876
Non-Current Assets:
Mineral Interests - depletable				13,758
Mineral Interests - non-depletable				5,252
Property, plant and equipment		5,829		7,821
Right of use assets				645
Deposits on long-term assets				117
Total assets held-for-sale				28,469
Liabilities:
Trade payables and accrued liabilities				0
Current portion of lease obligations				0
Current Liabilities				0
Non-Current Liabilities:
Deferred tax liabilities				1,667
Lease liabilities				438
Decommissioning liabilities		4,167		4,167
Total liabilities relating to assets held-for-sale				6,272
Net assets held for sale		$ 14,901		$ 22,197